Equity-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity-Based Compensation
Summary of restricted unit and phantom unit awards activity

		Weighted average	Aggregate
	Number of units	grant date fair value	intrinsic value (in thousands)
Total awarded and unvested, December 31, 2014	2,381,440	$29.00	$65,490
Granted	12,057	$24.88	$—
Vested	—	$—	$—
Forfeited	(48,360)	$29.00	$—
Total awarded and unvested, June 30, 2015	2,345,137	$28.98	$67,165

		Weighted average	Aggregate
	Number of units	grant date fair value	intrinsic value (in thousands)
Total awarded and unvested, December 31, 2013	—	$—	$—
Granted	2,381,440	$29.00	$—
Vested	—	$—	$—
Forfeited	—	$—	$—
Total awarded and unvested—December 31, 2014	2,381,440	$29.00	$65,490